Note 15 - Restatement (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Reclassifications [Text Block]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
	As Originally Reported	Change	As Restated
General and administrative expenses	$1,479,707	$93,388	$1,573,095
Depreciation and amortization	10,515	(4,416)	6,099
Interest expense	436,563	96,873	533,436
Net loss attributable to common shareholders	1,916,164	185,845	2,102,009
Income per common share – basic and diluted	(0.03)		(0.04)
	As Originally Reported	Change	As Restated
Net cash used in operating activities	$(1,038,427)	$530,821	$(507,606)
Net cash used in investing activities	(15,743)	(124,656)	(140,399)
Net cash provided by financing activities	1,086,390	(406,165)	680,225

	As Originally Reported	Change	As Restated
Total current assets	$1,978,711	$(368,633)	$1,610,078
Total current liabilities	2,294,274	561,547	2,855,821
Total equity	(315,563)	(930,180)	(1,245,743)
	As Originally Reported	Change	As Restated
Research and development	$111,832	$(54,832)	$57,000
General and administrative expenses	3,714,214	67,072	3,781,286
Gain from litigation	311,000	(311,000)	-
Net income available to common shareholders	(4,218,278)	(323,240)	(4,541,518)
Income per common share – basic and diluted	(0.09)		(0.09)
	As Originally Reported	Change	As Restated
Net cash used in operating activities	$(3,010,275)	$447,202	$(2,563,073)
Net cash used in investing activities	(471,347)	342,256	(129,091)
Net cash provided by financing activities	3,416,949	(789,458)	2,627,491